As filed with the Securities and Exchange Commission on December 26, 2013
                                                                                                                                                                                                                      File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 345	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 347	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 24, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 345 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 24, 2014, the effectiveness of the registration statement for the iShares MSCI EFM Africa ex South Africa Index Fund (the “Fund”), filed in Post-Effective Amendment No. 249 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
258	November 2, 2012	November 30, 2012
263	November 29, 2012	December 28, 2012
268	December 27, 2012	January 25, 2013
275	January 24, 2013	February 22, 2013
279	February 21, 2013	March 22, 2013
285	March 21, 2013	April 19, 2013
292	April 18, 2013	May 17, 2013
298	May 16, 2013	June 14, 2013
307	June 13, 2013	July 12, 2013
314	July 11, 2013	August 9, 2013
320	August 8, 2013	September 6, 2013
326	September 5, 2013	October 4, 2013
331	October 3, 2013	November 1, 2013
336	October 31, 2013	November 29, 2013
340	November 27, 2013	December 27, 2013

This Post-Effective Amendment No. 345 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 249.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 345 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th day of December, 2013.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: December 26, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 345 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Michael Latham*
President and Director

Date: December 26, 2013

John E. Martinez*
Director

Date: December 26, 2013

George G.C. Parker*
Director

Date: December 26, 2013

Cecilia H. Herbert*
Director

Date: December 26, 2013

Charles A. Hurty*
Director

Date: December 26, 2013

John E. Kerrigan*
Director

Date: December 26, 2013

Robert H. Silver*
Director

Date: December 26, 2013

Robert S. Kapito*
Director

Date: December 26, 2013

Madhav V. Rajan*
Director

Date: December 26, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 26, 2013

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 26, 2013

*
Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated by reference to Post-Effective Amendment No. 313, filed July 5, 2013.